Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

Disposal of Blockchain Dynamics Limited and its subsidiary

On March 19, 2024, the Group resolved to dispose Blockchain Dynamics Limited together with its subsidiary. The entities were disposed to Mr. Herman Man Guo for exchange of 1,307,229 ordinary shares of the Company at a par value of US$0.04. The discontinued operations had a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities of discontinued operations as of December 31, 2023 and 2024, while results of operations related to the discontinued operations for the years ended December 31, 2022, 2023 and 2024 are reported as income (loss) from discontinued operations.

The results of discontinued operations for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
Revenues	$195	$13	$—
Less: Cost of revenues	2,109	—	—
Gross Revenue	(1,914)	13	—
Total operating expenses	4,795	212	—
Loss from discontinued operations	(6,709)	(199)	—
Total other income, net	381	(118)	—
Loss from discontinued operation before income taxes	(6,328)	(317)	—
Income tax expenses from operations	—	—	—
Net loss from discontinued operations	$(6,328)	$(317)	$—

Assets and liabilities of the discontinued operations as of December 31, 2023 and March 19, 2024 and the loss on sale of discontinued operations recognized during the year ended December 31, 2024 are as follows:

	As of December 31,	As of March 19,
	2023	2024
Cash and cash equivalents	$20	$20
Other current assets	4,546	4,546
Total assets of discontinued operations	4,566	4,566

Accrued expenses and other current liabilities	294	294
Amounts due to related parties	1,256	1,256
Total liabilities of discontinued operations	$1,550	$1,550

Total net assets	—	$3,016
Total consideration received	—	1,569
Loss on sale of discontinued operations	—	$1,447

Disposal of One World, Global Travel and its Subsidiaries

On August 31, 2024, the Group resolved to dispose One World, Global Travel and its subsidiaries. The entities were disposed to Mr. Jiang Hao for exchange of US$1. The discontinued operations had a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The results of operations related to the discontinued operations for the year ended December 31, 2024 were reported as income (loss) from discontinued operations.

The results of discontinued operations for the year ended December 31, 2024 are as follows:

For the year ended December 31,
2024
Revenues	$—
Less: Cost of revenues	(125)
Gross Revenue	(125)
Total operating expenses	(1,477)
Loss from discontinued operations	(1,602)
Total other income, net	(1)
Loss from discontinued operation before income taxes	(1,603)
Income tax expenses from operations	—
Net loss from discontinued operations	$(1,603)

Assets and liabilities of the discontinued operations as of August 31, 2024 and the loss on sale of discontinued operations recognized during the year ended December 31, 2024 are as follows:

As of August 31,
2024
Cash and cash equivalents	$4,327
Other current assets	24,295
Noncurrent assets	4,028
Total assets of discontinued operations	32,650

Accrued expenses and other current liabilities	778
Amounts due to related parties	33,479
Total liabilities of discontinued operations	$34,257

Total net assets	$(1,607)
Total debts of discontinued operations waived by the Company	1,607
Total consideration received	—
Gain/Loss on sale of discontinued operations	$—